Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current Assets:
Cash	$ 13,954	$ 133,479	$ 3,058
Other receivables	5,796		635
Inventories	28,605	2,422
Advances to suppliers	621,346	798,851	170,922
TOTAL ASSETS	766,794	1,025,656	177,233
Current Liabilities:
Accounts payable	1,138
Payroll payable	13,041	8,801	7,874
Taxes payable	4,533	18,545
Other payables	44,426	98,536	110,298
Shares to be issued			107,200
Total Current Liabilities	726,331	1,005,628
TOTAL LIABILITIES	726,331	1,005,628	721,197
Commitments and Contingencies
Stockholders’ Equity:
Common Stock, no par value, 100,000,000 shares authorized; 45,518,000 shares and 45,000,000 shares issued and outstanding as of December 31, 2024 and 2023
Additional paid-in capital	607,200	607,200	500,000
Accumulated deficits	(589,643)	(609,758)	(1,064,348)
Other comprehensive income	22,906	22,586	20,384
Total Stockholders’ Equity	40,463	20,028	(543,964)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	766,794	1,025,656	177,233
Nonrelated Party [Member]
Current Assets:
Accounts receivable	97,026	76,272	2,618
Current Liabilities:
Advance from customers	43,916	145,651	31,768
Related Party [Member]
Current Assets:
Accounts receivable	67	14,632
Current Liabilities:
Advance from customers			366,919
Due to related party	$ 619,277	$ 734,095	$ 97,138